April 14, 2025

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Re: Registration Statement on Form N-4
SEC File No. 333-270465
Athene Annuity and Life Company (Registrant)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933, as amended, this submission is being made solely to obtain a class (i.e., contract) identifier for the following registered index-linked annuity contract issued by the Registrant:

Contract: Athene® Amplify 2.0 NF Single Purchase Payment Index-Linked Deferred Annuity (333-270465).

Any questions regarding this submission should be directed to Chris Jefferson, Vice President and Senior Counsel, at 515-342-4545 or by email at cjefferson@athene.com.

Sincerely,

/s/ Chris Jefferson
Chris Jefferson
Vice President and Senior Counsel